Loans and Allowance for Loan Losses (FY) (Details 11) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, beginning of year	$ 12,999	$ 10,851
Disbursements	14,533	855
Removal of credit lines	0	(1,153)
Changes in ownership	0	4,830
Repayments	(9,202)	(2,384)
Balance, end of year	$ 18,330	$ 12,999